OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions £ in Millions	12 Months Ended
Dec. 31, 2020 GBP (£)
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	£ 3,323
At 31 December	1,915
Provisions for financial commitments and guarantees
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	177
Exchange and other adjustments	(7)
Provisions applied	0
Charge for the year	289
At 31 December	459
Payment protection insurance
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	1,880
Exchange and other adjustments	0
Provisions applied	(1,703)
At 31 December	262
Other regulatory provisions
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	528
Exchange and other adjustments	11
Provisions applied	(538)
Charge for the year	379
At 31 December	380
Other
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	738
Exchange and other adjustments	(9)
Provisions applied	(198)
Charge for the year	283
At 31 December	814
Total
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	3,323
Exchange and other adjustments	(5)
Provisions applied	(2,439)
Charge for the year	1,036
At 31 December	£ 1,915